Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2019	Apr. 12, 2019	Dec. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Oct. 31, 2018
Normal Course Issuer Bid [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase	20,000,000
Normal Course Issuer Bid [member] | Share repurchase program April 2018 to April 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs		30,000,000		11,250,000	21,250,000	20,000,000
Repurchased average price per share		$ 74.29		$ 76.91	$ 74.95	$ 75.07
Repurchases amount		$ 2,200		$ 865	$ 1,600	$ 1,500
TD Capital Trust III Securities - Series 2008 [member]
Disclosure of classes of share capital [line items]
Redemption of non-controlling interests in subsidiaries			$ 1,000